Related Party Transactions	12 Months Ended
Jun. 30, 2015
Related Party Transactions

18. Related Party Transactions

The Company utilized a transportation equipment dealer, primarily to assist in procurement and disposal of the Company’s fleet under the direction of the Company’s CFO. The transportation equipment dealer also provided consulting services to the Company, assisting with fleet valuations in its acquisition efforts. The transportation equipment dealer is a company controlled by a family member of the Company’s Chairman and CEO. Beginning in fiscal year 2015, the fleet procurement and disposal services were provided for an annual fee including a retainer amount plus a commission per vehicle amount not to exceed $0.5 million per annum. Prior to fiscal year 2015, these services were provided on a non-contractual basis. The Company paid the transportation equipment dealer $0.5 million and $0.6 million for each of the years ended June 30, 2015 and 2014, respectively. In April 2015, the Company terminated the agreement and began to perform these services directly with internal resources.

These transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.